RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

During the normal course of business, the VIE and VIE’s subsidiaries may make sales to affiliated companies controlled by its major shareholders or subsidiaries. For the years ended September 30, 2022, 2021 and 2020, the VIE and VIE’s subsidiaries made sales to affiliated companies in the amount of $122,189, $31,587, $10,134, respectively. There were no purchases in the respective periods. As of September 30, 2022 and 2021, the VIE and VIE’s subsidiaries had advance from affiliated company for $8,740, and $17,318, respectively, which is due on demand.